SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

Common shares and shareholders

On July 2, 2012, the shareholders of the Company at a Special General Meeting approved the increase in authorized share capital from 100,000,000 to 250,000,000 shares of common stock with a par value of $0.01 per share, and approved the adoption of the Third Amended and Restated Memorandum of Association and Sixth Amended and Restated Articles of Association.

On December 12, 2012, we entered into an investment agreement with Sparrow Capital Investments Ltd. or Sparrow, a subsidiary of Southern Cross Latin America Private Equity Fund III, L.P. and Southern Cross Latin America Private Equity Fund IV, L.P. or Southern Cross, pursuant to which we sold 110,000,000 shares of newly issued common stock to Sparrow at a purchase price of $2.00 per share. Concurrently Sparrow designated Sparrow CI Sub Ltd. to receive 16,060,000 shares of common stock of Ultrapetrol.

At December 31, 2014, the outstanding common shares are 140,729,487 par value $.01 per share and all the shares of the Company have one vote.

At December 31, 2014, our shareholders Sparrow and Sparrow CI Sub Ltd. (a wholly owned subsidiary of Sparrow), hold 103,206,821 and 16,060,000 shares, respectively, which represent 73.34% and 11.41% of the outstanding shares, respectively.  The joint voting power for these shares represents 84.75% of the total voting power.

2008 Share repurchase program

Ultrapetrol's Board of Directors has approved a share repurchase program, effective March 17, 2008, for up to a total of $50,000 of the Company's common stock through December 31, 2008.

The expiration date of the share repurchase program was extended by the Board of Directors until September 30, 2009, when it finally expired.

At December 31, 2014 the Company had repurchased a total of 3,923,094 common shares, at a total cost of $19,488.

Registration rights agreements

On December 12, 2012, the Company entered into a new registration rights agreement with Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels, pursuant to which the Company has granted them and certain of their transferees, the right, under certain circumstances and subject to certain restrictions, including any applicable lock-up agreements then in place, to require the Company to register under the Securities Act shares of the Company's common stock held by them. Under the registration rights agreement, these persons will have the right to request the Company to register the sale of shares held by them on their behalf and may also require the Company to make available shelf registration statements permitting sales of shares into the market from time to time over an extended period. In addition, these persons will have the ability to exercise certain piggyback registration rights in connection with registered offerings requested by shareholders or initiated by the Company.

On September 3, 2014, the Company entered into an amended and restated registration rights agreement, which amended and restated the registration rights agreement signed on December 12, 2012 between Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels to remove the latter two as parties thereto.